Long-Term Investments - Schedule of Long-Term Investments - Schedule of Other Equity Securities, Cost Method (Parenthetical) (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Long Term Investment [Line Items]
Loss on sale of long-term investment		$ (234,910,000.0)	$ (38,000.0)
Held-for-trading equity securities		222,000	1,455,000
Number of cost method investment common shares held by the reporting entity that were reclassified to class B common shares	33.5
Kangaroo Resources Limited [Member]
Long Term Investment [Line Items]
Shares sold		22.2
Value of shares sold		500,000
Loss on sale of long-term investment		0.1
Ownership percentage, held for trading investment		0.50%
Held-for-trading equity securities		200,000
Unrealized loss		$ 700,000	$ 4,500,000